Earnings per share	12 Months Ended
Sep. 30, 2021
Earnings per share
Earnings per share

Note 8. Earnings per share

Accounting policy

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to shareholders by the weighted average number of ordinary shares on issue during the year, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted. Refer to Notes 19 and 32 for further information on the potential dilutive instruments.

	2021		2020		2019
$m	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to owners of WBC ($m)	5,458	5,458	2,290	2,290	6,784	6,784
Adjustment for RSP dividends ($m)[1]	(2)	-	(2)	(2)	(6)	(6)
Adjustment for potential dilution:
Distributions to convertible loan capital holders ($m)[2]	-	218	-	-	-	290
Adjusted net profit attributable to owners of WBC ($m)	5,456	5,676	2,288	2,288	6,778	7,068
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,657	3,657	3,595	3,595	3,456	3,456
Treasury shares (including RSP share rights)[1]	(4)	(4)	(5)	(5)	(6)	(6)
Adjustment for potential dilution:
Share-based payments	-	4	-	1	-	1
Convertible loan capital[2]	-	461	-	-	-	278
Adjusted weighted average number of ordinary shares	3,653	4,118	3,590	3,591	3,450	3,729
Earnings per ordinary share (cents)	149.4	137.8	63.7	63.7	196.5	189.5

1.

RSP is explained in Note 32. Some shares under the RSP have not vested and are not outstanding ordinary shares but do receive dividends. These RSP dividends are deducted to show the profit attributable to ordinary shareholders. Shares under the RSP were dilutive in 2021 (2020: antidilutive, 2019: antidilutive).

2.

The Group has issued convertible loan capital which may convert into ordinary shares in the future (refer to Note 19 for further details). These convertible loan capital instruments are potentially dilutive instruments, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the year or, if later, the instruments’ issue dates. In 2021, all convertible loan capital instruments were dilutive (2020: antidilutive, 2019: dilutive).